Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.4%
State of Alabama GO, 4.00%, 11/01/28(02/01/26)	$20	$22,993

Arizona — 4.7%
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	123,174
Series D, 5.00%, 07/01/28 (07/01/27)	15	18,798
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	25	31,372
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/29 (Call 01/01/28)	55	70,101

		243,445

California — 10.5%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	29,556
California State Public Works Board RB
5.00%, 09/01/28 (09/01/27)	25	31,712
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	31,048
California State University RB, Series A, 5.00%, 11/01/30 (Call 11/01/28)	35	45,593
Los Angeles Department of Water & Power Power System Revenue RB, Series A, 5.00%, 07/01/32 (Call 01/01/28)	35	44,316
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	40	33,718
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	64,272
San Mateo County Community College District GO, Series B, 5.00%, 09/01/28	70	92,715
State of California GO, 5.00%, 08/01/29 (Call 08/01/28)	135	174,755

		. 547,685

Colorado — 0.8%
Board of Governors of Colorado State University System RB, Series C, 5.00%, 03/01/28	15	19,038
Denver City & County School District No. 1 GO, 5.00%, 12/01/28 (12/01/26) (SAW)	20	24,833

		43,871

Connecticut — 0.8%
State of Connecticut GO, Series C, 5.00%, 06/15/28	35	44,041

District of Columbia — 2.0%
District of Columbia GO, Series D, 5.00%, 06/01/28(12/01/26)	60	74,719
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/28 (04/01/27)	25	31,329

		106,048

Florida — 5.2%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	10	12,276
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	25	30,720
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/28 (Call 10/01/27)	50	63,172
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	60	77,094
Orange County School Board COP, Series C, 5.00%, 08/01/28	45	57,783
State of Florida Department of Transportation RB, 5.00%, 07/01/31 (Call 07/01/28)	25	31,603

		272,648

Georgia — 0.7%
State of Georgia GO, 5.00%, 12/01/28 (12/01/26)	30	37,439

Security	Par (000)	Value

Hawaii — 2.0%
City & County of Honolulu HI GO, Series A, 5.00%, 09/01/28	$15	$19,405
County of Maui HI GO, 5.00%, 09/01/28	35	45,346
State of Hawaii GO, Series FT, 5.00%, 01/01/31 (Call 01/01/28)	30	37,600

		102,351

Illinois — 2.8%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (01/01/26)	25	29,997
State of Illinois GO, Series D, 5.00%, 11/01/28 (Call 11/01/27)	100	112,964

		142,961

Indiana — 0.5%
City of Indianapolis Department of Public Utilities Water System Revenue RB, Series A, 5.00%, 10/01/28	20	25,811

Iowa — 0.5%
State of Iowa RB, Series A, 5.00%, 06/01/28 (06/01/26)	20	24,471

Louisiana — 1.2%
State of Louisiana GO, Series B, 5.00%, 08/01/28 (Call 08/01/26)	50	61,294

Maine — 1.5%
Maine Municipal Bond Bank RB, Series A, 5.00%, 11/01/28	20	25,926
State of Maine GO, Series D, 5.00%, 06/01/28	40	51,618

		77,544

Maryland — 5.5%
State of Maryland Department of Transportation RB, 5.00%, 10/01/28 (Call 10/01/26)	60	74,297
State of Maryland GO, Series A, 5.00%, 03/15/30(03/15/28)	100	127,195
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/30 (06/01/28)	65	82,960

		284,452

Massachusetts — 3.2%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	45	57,950
Series B, 5.00%, 01/01/30 (01/01/28)	85	107,214

		165,164

Michigan — 1.2%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	42,699
Michigan Finance Authority RB, Series B, 5.00%, 10/01/28 (10/01/26)	15	18,528

		61,227

Minnesota — 2.3%
Metropolitan Council GO, Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	29,490
State of Minnesota GO, Series A, 5.00%, 08/01/29(08/01/28)	70	90,273

		119,763

Mississippi — 1.2%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	50	63,084

Nebraska — 1.2%
Omaha Public Power District RB, Series A, 5.00%, 02/01/28 (02/01/26)	50	60,894

Nevada — 4.8%
County of Clark NV GOL, 5.00%, 12/01/31 (Call 12/01/28)	75	95,190
County of Washoe NV RB, 5.00%, 02/01/28	30	38,234
State of Nevada GOL, Series A, 5.00%, 04/01/28	40	51,108
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/30 (06/01/28)	50	63,186

		247,718

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 10.8%
City of New York NY GO
Series A, 5.00%, 08/01/28 (Call 08/01/27)	$25	$31,554
Series C, 5.00%, 08/01/29 (Call 02/01/28)	150	190,225
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	62,954
Series C-1, 5.00%, 11/01/28	25	32,432
New York State Dormitory Authority RB
5.00%, 03/15/28 (Call 09/15/26)	30	37,298
Series A, 5.00%, 03/15/28	50	63,840
Series C, 5.00%, 03/15/31 (Call 03/15/28)	40	50,626
Series C, 5.00%, 03/15/32 (Call 03/15/28)	60	75,480
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/28 (Call 06/15/27)	15	19,176

		563,585

North Carolina — 1.8%
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	50	65,171
State of North Carolina GO, Series A, 5.00%, 06/01/28	20	25,943

		91,114

Ohio — 1.2%
State of Ohio RB, 5.00%, 12/01/28 (12/01/26)	50	61,731

Pennsylvania — 3.3%
Commonwealth of Pennsylvania GO, Series 1, 5.00%, 02/01/28 (02/01/26)	140	168,864

Rhode Island — 1.2%
State of Rhode Island GO, 5.00%, 08/01/28 (08/01/27)	50	62,765

Tennessee — 1.5%
Metropolitan Government of Nashville & Davidson County TN GO, 5.00%, 07/01/32 (Call 07/01/28)	25	31,548
Tennessee State School Bond Authority RB, Series A, 5.00%, 11/01/28 (Call 11/01/27)	35	44,381

		75,929

Texas — 13.9%
Austin Independent School District GO, 5.00%, 08/01/31 (Call 08/01/28) (PSF)	100	125,726
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/28 (Call 11/15/27)	55	69,496
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	75	94,513
Fort Bend Independent School District GO, Series B, 4.00%, 02/15/32 (02/15/28) (PSF)	35	40,271
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	50	61,592
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/32 (Call 02/15/28)	25	31,010
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	55	69,012
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	100	125,617

Security	Par/ Shares (000)	Value

Texas (continued)
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	$15	$18,242
Spring Independent School District GO, 5.00%, 08/15/32(08/15/28) (PSF)	45	56,442
Texas Water Development Board RB, Series B, 5.00%, 04/15/31 (Call 10/15/28)	25	31,868

		723,789

Utah — 0.8%
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	35	43,588

Virginia — 3.7%
County of Fairfax VA GO, 5.00%, 10/01/28 (04/01/28) (SAW)	25	32,291
Virginia Commonwealth Transportation Board RB, 5.00%, 03/15/32 (09/15/28)	85	107,694
Virginia Public School Authority RB, 5.00%, 03/01/28 (SAW)	20	25,791
Virginia Resources Authority RB, Series A, 5.00%, 11/01/28	20	26,086

		191,862

Washington — 6.2%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (12/01/27) (GTD)	30	38,125
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	25	32,351
Energy Northwest RB, 5.00%, 07/01/28	75	96,367
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	10	12,401
State of Washington GO
5.00%, 02/01/31 (02/01/28)	65	81,460
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	63,416

		324,120

Wisconsin — 1.0%
State of Wisconsin GO, 5.00%, 11/01/28 (05/01/27)	40	50,274

Total Municipal Debt Obligations — 98.4% (Cost: $4,994,938)		5,112,525

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 1.27%(b)(c)	21	21,025

Total Short-Term Investments — 0.4% (Cost: $21,025)		21,025

Total Investments in Securities — 98.8% (Cost: $5,015,963)		5,133,550

Other Assets, Less Liabilities — 1.2%		63,649

Net Assets — 100.0%		$5,197,199

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/16/19 (000)	(a)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	—		21	21	$21,025	$171	$2	$—

(a)	The Fund commenced operations on April 16, 2019.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$5,112,525	$—	$5,112,525
Money Market Funds	21,025	—	—	21,025

	$21,025	$5,112,525	$—	$5,133,550

Portfolio Abbreviations — Fixed Income

COP	Certificates of Participation

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

SAW	State Aid Withholding

3